Dear Shareholders,
                                                                    June 7, 2002

     The six months ended April 30 were a roller-coaster in the markets. The Dow opened on November 1, 2001 at 9075 and closed on April 30, 2002 at 9946, while the Nasdaq began at 1690 and closed on April 30, 2002 at 1688. The Dow recovered from the lows it reached in the aftermath of September 11; the Nasdaq's performance was less impressive. Both indices are essentially flat since September, and are in fact largely where they stood in 1998. After a volatile run-up and an equally volatile decline, especially in the technology sector, we are now in a narrow trading range, and we expect that to continue for some time.

     The last quarter of 2001 was a difficult one for the economy and for the country. The economy had already entered a recession in the summer, but the events of September 11 pushed the markets far lower and raised serious concerns about the future. For much of the fall and into winter, people were focused on national security and the war on terrorism. While the markets staged a rally towards year end, the economy remained stagnant, saved only by a sudden influx of emergency federal spending, very low interest rates, and the stimulating effects of the tax cut.

     The first quarter of 2002 showed signs that the recession was coming to a swift end and that the economic downturn would be far less severe than some had feared. The recession was largely the result of a halt in business spending and the need for companies to eliminate excess inventories. Consumers, who make up more than two-thirds of America's $10 trillion economy, continued to spend during this period, with personal consumption expenditures growing steadily at a year-over-year rate of more than 3%. Consumers took advantage of low interest rates to purchase cars, refinance home mortgages, and buy consumer goods, which meant that the recession was never particularly steep. Housing starts and home sales remained high, and retail sales remained steady. As a result of the inventory draw-down and government spending, the economy actually grew at an annual rate of 5.6% in the first quarter of 2002, while productivity showed remarkable gains of 8.6%, in part due to increased efficiency brought about by the widespread integration of information technologies.

     Going forward, the economic outlook is positive. The overwhelming majority of economic data suggests that the recession is over, and that the economy is growing at an estimated rate of about 3% a year, which is less than the heady days of the late 1990s, but very healthy nonetheless. The equity markets and Wall Street in general, however, have been marching to the beat of a different drum and focusing instead on the negatives, which include an unstable international situation and less spectacular corporate earnings than in past years. While the Wall Street mentality and economic reality may diverge for a while, in the end the stock market is a reflection of the economy and what companies are doing. Corporate America has become more efficient and more productive and the overall economy is healthy; sooner rather than later, the stock market will reflect that fact. At Alger, we remain committed to identifying those companies that continue to carve out new markets and that innovatively recreate their businesses so that they can grow rapidly. This is a challenging market, no doubt, but one that can reward those who identify the best growth companies and invest in them.

     Respectfully submitted,




      /s/ Dan C. Chung

      Dan C. Chung
      Chief Investment Officer

THE ALGER INSTITUTIONAL FUND
ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2002

 SHARES     COMMON STOCKS--96.3%                                        VALUE
 ------                                                                 -----
            AEROSPACE--2.0%
   21,450    General Dynamics Corporation .......................  $  2,082,581
                                                                   ------------
            AUTOMOTIVE--.7%
   11,825    General Motors Corporation .........................       758,574
                                                                   ------------
            BANKS--1.0%
   15,600    Fifth Third Bancorp ................................     1,070,004
                                                                   ------------
            BEVERAGES--1.6%
   30,900    Anheuser-Busch Companies, Inc. .....................     1,637,700
                                                                   ------------
            BIOTECHNOLOGY--1.7%
   12,475    Genzyme Corp General Division* .....................       510,726
   47,250    Immunex Corporation* ...............................     1,282,365
                                                                   ------------
                                                                      1,793,091
                                                                   ------------
            BUSINESS SERVICES--1.9%
   80,725    Siebel Systems, Inc.* ..............................     1,952,738
                                                                   ------------
            COMMERCIAL SERVICES
              & SUPPLIES--7.4%
   57,950    Cendant Corporation*+ ..............................     1,042,521
   56,775    Concord EFS, Inc.* .................................     1,850,297
   60,350    eBay Inc.* .........................................     3,204,585
   19,175    First Data Corporation .............................     1,524,221
                                                                   ------------
                                                                      7,621,624
                                                                   ------------
            COMMUNICATION
              EQUIPMENT--.5%
   31,800    Cisco Systems, Inc.* ...............................       465,870
                                                                   ------------
            COMPUTERS &
              PERIPHERALS--5.2%
  101,350    Dell Computer Corporation* .........................     2,669,559
  333,650    Sun Microsystems, Inc.* ............................     2,729,257
                                                                   ------------
                                                                      5,398,816
                                                                   ------------
            CONSUMER PRODUCTS--2.6%
    9,605    NIKE, Inc., Cl. B ..................................       512,235
   23,950    Procter & Gamble Company (The) .....................     2,161,727
                                                                   ------------
                                                                      2,673,962
                                                                   ------------
            DEFENSE--2.1%
   33,690    Lockheed Martin Corporation ........................     2,119,101
                                                                   ------------
            DIVERSIFIED FINANCIALS--4.3%
   20,275    Capital One Financial Corporation ..................     1,214,270
   22,625    Citigroup Inc. .....................................       979,663
   15,600    Federal Home Loan Mortgage Corporation .............     1,019,460
   35,925    J.P. Morgan Chase & Co. ............................     1,260,967
                                                                   ------------
                                                                      4,474,360
                                                                   ------------
            ELECTRIC UTILITIES--1.6%
   43,300    Duke Energy Corporation ............................  $  1,659,689
                                                                   ------------
            ENERGY EQUIPMENT
              & SERVICES--1.1%
   24,075    Nabors Industries, Inc.* ...........................     1,096,616
                                                                   ------------
            HEALTHCARE EQUIPMENT
              & SUPPLIES--5.4%
   54,865    Baxter International Inc. ..........................     3,121,819
   54,800    Medtronic, Inc. ....................................     2,449,012
                                                                   ------------
                                                                      5,570,831
                                                                   ------------
            HEALTHCARE PROVIDERS
              & SERVICES--5.1%
   35,350    Tenet Healthcare Corporation* ......................     2,593,629
   29,950    UnitedHealth Group Incorporated ....................     2,629,910
                                                                   ------------
                                                                      5,223,539
                                                                   ------------
            HOTELS, RESTAURANTS
              & LEISURE--1.6%
   48,600    Carnival Corporation, Cl. A ........................     1,618,865
                                                                   ------------
            INDUSTRIAL
              CONGLOMERATES--.5%
    4,450    3M Co. .............................................       559,810
                                                                   ------------

            INSURANCE--4.5%
   20,370    Chubb Corporation (The) ............................     1,562,379
   52,700    Travelers Property Casualty Corp., Cl. A* ..........       979,692
   22,200    XL Capital Ltd. Cl. A ..............................     2,094,570
                                                                   ------------
                                                                      4,636,641
                                                                   ------------
            MEDIA--3.4%
   72,675    AOL Time Warner Inc.* ..............................     1,382,279
   46,050    Viacom Inc. Cl. B* .................................     2,168,955
                                                                   ------------
                                                                      3,551,234
                                                                   ------------
            MULTILINE RETAIL--5.0%
   47,680    Target Corporation .................................     2,081,232
   54,450    Wal-Mart Stores, Inc. ..............................     3,041,577
                                                                   ------------
                                                                      5,122,809
                                                                   ------------
            OIL & GAS--4.7%
   38,525    Anadarko Petroleum Corporation .....................     2,073,416
   31,993    ChevronTexaco Corporation ..........................     2,774,113
                                                                   ------------
                                                                      4,847,529
                                                                   ------------
            PHARMACEUTICALS--12.9%
   40,500    Abbott Laboratories ................................     2,184,975
   50,725    Johnson & Johnson ..................................     3,239,299
   84,650    Pfizer Inc. ........................................     3,077,028
   70,200    Pharmacia Corporation ..............................     2,894,345
   34,355    Wyeth ..............................................     1,958,235
                                                                   ------------
                                                                     13,353,882
                                                                   ------------

THE ALGER INSTITUTIONAL FUND
ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
April 30, 2002


 SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
 ------                                                               -----
            RETAIL--.5%
   13,725    Walgreen Co. .......................................  $    518,393
                                                                   ------------

            SEMICONDUCTORS--11.8%
   25,525    Analog Devices, Inc.* ..............................       943,404
  123,550    Applied Materials, Inc.* ...........................     3,004,736
  111,225    Intel Corporation ..................................     3,182,147
   28,225    Maxim Integrated Products, Inc.* ...................     1,405,605
   36,300    Micron Technology, Inc.* ...........................       860,310
  158,950    Taiwan Semiconductor Manufacturing Company Ltd.* ...     2,813,415
                                                                   ------------
                                                                     12,209,617
                                                                   ------------
            SOFTWARE--4.3%
   66,200    Microsoft Corporation* .............................     3,459,612
   34,800    VERITAS Software Corporation* ......................       986,232
                                                                   ------------
                                                                      4,445,844
                                                                   ------------
            SPECIALTY RETAIL--2.9%
   26,950    Home Depot, Inc. ...................................     1,249,672
   41,750    Lowe's Companies, Inc. .............................     1,765,607
                                                                   ------------
                                                                      3,015,279
                                                                   ------------
            Total Common Stocks
              (Cost $100,629,708) ...............................    99,478,999
                                                                   ------------

PRINCIPAL      SHORT-TERM
  AMOUNT       INVESTMENTS--4.6%                                      VALUE
 ---------                                                            -----
            U.S. GOVERNMENT & AGENCY
              OBLIGATIONS--3.5%
$3,650,000  Federal Home Loan Banks,
              1.79%, 5/1/02 (Cost $3,650,000) ...................  $  3,650,000
                                                                   ------------

            OTHER SHORT-TERM
 SHARES       INVESTMENTS--1.1%
 ------
1,159,000   Securities Lending Quality Trust
              (Cost $1,159,000)(b) ..............................     1,159,000
                                                                   ------------

            Total Short-Term Investments
              (Cost $4,809,000) .................................     4,809,000
                                                                   ------------

Total Investments
  (Cost $105,438,708)(a) ..............................  100.9%     104,287,999
Liabilities in Excess of Other Assets .................    (.9)        (951,428)
                                                         -----     ------------
Net Assets ............................................  100.0%    $103,336,571
                                                         =====     ============


*   Non-income producing security.

+   Securities partially or fully on loan.

(a) At April 30, 2002, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $105,438,708, amounted to $1,150,709 which consisted of aggregate gross unrealized appreciation of $4,877,688 and aggregate gross unrealized depreciation of $6,028,397.

(b) Represents investment of cash collateral received for securities on loan.


                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUND
ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO (i)
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

                                         SIX MONTHS
                                           ENDED                                   YEAR ENDED OCTOBER 31,
                                          APRIL 30,       -------------------------------------------------------------------
                                          2002 (ii)         2001            2000            1999       1998            1997
                                          --------        --------        --------        --------   --------        --------
Net asset value, beginning of period ...  $  11.63        $  17.15        $  17.17        $  12.37   $  10.78        $   9.32
                                          --------        --------        --------        --------   --------        --------
Net investment income (loss) ...........     (0.01)(iii)     (0.03)(iii)     (0.03)(iii)     (0.05)     (0.01)(iii)     (0.02)(iii)
Net realized and unrealized
gain (loss) on investments .............     (0.14)          (4.50)           1.92            5.23       2.82            2.65
                                          --------        --------        --------        --------   --------        --------
Total from investment
operations .............................     (0.15)          (4.53)           1.89            5.18       2.81            2.63
Distributions from net
realized gains .........................        --           (0.99)          (1.91)          (0.38)     (1.22)          (1.17)
                                          --------        --------        --------        --------   --------        --------
Net asset value,
end of period ..........................  $  11.48        $  11.63        $  17.15        $  17.17   $  12.37        $  10.78
                                          ========        ========        ========        ========   ========        ========
Total Return ...........................      (1.3%)         (27.5%)          10.3%           42.0%      25.4%           28.8%
                                          ========        ========        ========        ========   ========        ========
Ratios and Supplemental Data:
Net assets, end of period
(000's omitted) ........................  $103,337        $ 97,308        $126,573        $ 72,746   $ 40,196        $ 22,922
                                          ========        ========        ========        ========   ========        ========
Ratio of expenses to
average net assets .....................      1.09%           1.09%           1.06%           1.07%      1.11%           1.13%
                                          ========        ========        ========        ========   ========        ========
Ratio of net investment
income (loss) to
average net assets .....................     (0.24%)         (0.20%)         (0.16%)         (0.39%)    (0.06%)         (0.22%)
                                          ========        ========        ========        ========   ========        ========
Portfolio Turnover Rate ................     93.39%          89.54%         101.29%         143.80%    130.31%         159.38%
                                          ========        ========        ========        ========   ========        ========

(i) Prior to March 1, 2002, the Alger LargeCap Growth Institutional Portfolio was the Alger Growth Retirement Portfolio.

(ii)  Unaudited.  Ratios have  been  annualized;   total  return  has  not  been
      annualized.

(iii) Amount was computed based on average shares outstanding during the period.


                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUND
ALGER SMALL CAP INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2002

 SHARES     COMMON STOCKS--95.1%                                       VALUE
 ------                                                                -----
            AEROSPACE--.9%
   24,650    EDO Corporation ....................................   $   762,918
                                                                    -----------
            AIRLINES--.5%
   28,900    ExpressJet Holdings, Inc.* .........................       414,715
                                                                    -----------
            AUTO EQUIPMENT &
              SERVICES--.9%
   12,410    Advance Auto Parts, Inc.* ..........................       734,672
                                                                    -----------
            BANKS--3.1%
   22,600    IndyMac Bancorp, Inc.* .............................       570,650
    8,825    Investors Financial Services Corp. .................       649,872
   24,800    UCBH Holdings, Inc. ................................       978,360
   11,300    Webster Financial Corporation ......................       447,819
                                                                    -----------
                                                                      2,646,701
                                                                    -----------
            BEVERAGES--1.6%
   22,700    Constellation Brands, Inc. Cl. A* ..................     1,371,080
                                                                    -----------
            BIOTECHNOLOGY--6.5%
   14,250    Alkermes, Inc. * ...................................       286,995
   34,500    ArQule Inc.* .......................................       327,750
   46,550    Charles River Laboratories International, Inc.* ....     1,394,173
   39,400    Exelixis, Inc.* ....................................       390,060
   14,050    InterMune Inc.*+ ...................................       375,838
   26,200    Isis Pharmaceuticals, Inc.* ........................       331,692
   12,300    Neurocrine Biosciences, Inc.* ......................       404,547
   34,500    NPS Pharmaceuticals, Inc.* .........................     1,028,445
   15,200    OSI Pharmaceuticals, Inc.* .........................       485,943
   22,800    Regeneron Pharmaceuticals, Inc.*+ ..................       470,820
                                                                    -----------
                                                                      5,496,263
                                                                    -----------
            BROADCASTING--2.3%
   65,600    Cumulus Media Inc., Cl. A * ........................     1,228,687
   13,500    Entercom Communications Corp. ......................       705,375
                                                                    -----------
                                                                      1,934,062
                                                                    -----------
            BUSINESS SERVICES--.4%
   16,480    Administaff, Inc.* .................................       378,216
                                                                    -----------
            CHEMICALS--1.1%
   76,250    Crompton Corporation ...............................       918,813
                                                                    -----------
            COMMERCIAL SERVICES
              & SUPPLIES--5.6%
   39,710    BISYS Group, Inc. (The)* ...........................     1,358,082
   12,530    Career Education Corporation* ......................       563,224
   17,300    ChoicePoint Inc.* ..................................       959,112
   12,600    Corporate Executive Board Company (The)* ...........       478,800
   18,700    Education Management Corporation* ..................       806,344
   31,125    FreeMarkets Inc.*+ .................................       552,780
                                                                   ------------
                                                                      4,718,342
                                                                   ------------
            COMMUNICATION
              EQUIPMENT--2.9%
   47,300    Adaptec, Inc.* .....................................       695,310
   34,100    Alpha Industries, Inc. .............................       417,725
  146,800    Finisar Corporation* ...............................       938,052
   35,100    Powerwave Technologies, Inc.* ......................       419,094
                                                                   ------------
                                                                      2,470,181
                                                                   ------------
            COMPUTERS &
              PERIPHERALS--.7%
   34,900    Synaptics Incorporated* ............................       587,366
                                                                   ------------
            COMPUTER SOFTWARE--1.8%
   27,100    J. D. Edwards & Company* ...........................       300,810
   47,250    Manugistics Group, Inc.* ...........................       744,660
   70,800    Peregrine Systems, Inc.* ...........................       484,980
                                                                   ------------
                                                                      1,530,450
                                                                   ------------
            DIVERSIFIED FINANCIALS--1.7%
   10,800    Affiliated Managers Group, Inc.* ...................       686,880
   26,635    LaBranche & Co. Inc.* ..............................       729,799
                                                                   ------------
                                                                      1,416,679
                                                                   ------------
            EDUCATION--1.3%
   19,050    Corinthian Colleges, Inc.* .........................     1,121,855
                                                                   ------------

            ELECTRONIC EQUIPMENT
              & INSTRUMENTS--2.7%
   15,400    AMETEK, Inc. .......................................       596,442
   14,350    Benchmark Electronics, Inc.* .......................       436,240
   60,700    Kopin Corporation* .................................       481,957
   30,050    Technitrol, Inc. ...................................       763,270
                                                                   ------------
                                                                      2,277,909
                                                                   ------------
            ENERGY EQUIPMENT
              & SERVICES--3.0%
   21,500    Cooper Cameron Corporation* ........................     1,179,060
   18,900    Smith International, Inc.* .........................     1,323,945
                                                                   ------------
                                                                      2,503,005
                                                                   ------------
            FINANCIAL SERVICES--1.1%
   25,900    Doral Financial Corp. ..............................       904,946
                                                                   ------------
            FOOD & BEVERAGES--1.3%
   22,550    American Italian Pasta Company Cl. A* ..............     1,121,637
                                                                   ------------
            FOOD & DRUG RETAILING--1.2%
   31,800    Duane Reade Inc.* ..................................     1,009,650
                                                                   ------------
            HEALTHCARE EQUIPMENT
              & SUPPLIES--3.1%
   27,100    ArthroCare Corporation* ............................       434,142
    7,250    Cerus Corporation* .................................       371,272
   20,000    Endocare, Inc.* ....................................       383,800
   12,870    Haemonetics Corporation* ...........................       426,512
   22,100    Integra LifeSciences Holdings* .....................       430,950
   19,110    STERIS Corporation* ................................       423,286

THE ALGER INSTITUTIONAL FUND
ALGER SMALL CAP INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
April 30, 2002

 SHARES     COMMON STOCKS (CONTINUED)                                   VALUE
 ------                                                                 -----
            HEALTHCARE EQUIPMENT
              & SUPPLIES--(cont.)
   12,150    Urologix, Inc.* ....................................   $   167,549
                                                                    -----------
                                                                      2,637,511
                                                                    -----------
            HEALTHCARE PROVIDERS
              & SERVICES--9.5%
   25,875    Accredo Health, Incorporated* ......................     1,674,889
   16,400    AMN Healthcare Services, Inc.* .....................       505,284
   71,000    Covance Inc.* ......................................     1,424,970
   22,300    Cross Country, Inc.* ...............................       674,798
   73,400    Eclipsys Corporation* ..............................     1,175,207
   14,500    LifePoint Hospitals, Inc.* .........................       609,000
   18,900    Triad Hospitals, Inc.* .............................       793,800
   38,200    Unilab Corporation* ................................     1,144,854
                                                                    -----------
                                                                      8,002,802
                                                                    -----------
            HOTELS, RESTAURANTS
              & LEISURE--3.6%
   23,750    AFC Enterprises, Inc.* .............................       798,712
   29,900    Alliance Gaming Corporation* .......................       444,912
   25,150    Applebee's International, Inc. .....................       981,856
   12,550    Panera Bread Company, Cl. A* .......................       841,729
                                                                    -----------
                                                                      3,067,209
                                                                    -----------
            HOUSEHOLD DURABLES--1.2%
   15,294    Mohawk Industries, Inc.* ...........................       983,863
                                                                    -----------
            INFORMATION TECHNOLOGY
              CONSULTING & SERVICES--1.3%
   38,550    Caminus Corporation* ...............................       719,729
   21,000    Documentum, Inc.* ..................................       407,820
                                                                    -----------
                                                                      1,127,549
                                                                    -----------
            INSURANCE--3.6%
   23,150    Arch Capital Group Ltd.* ...........................       675,517
   30,900    HCC Insurance Holdings, Inc. .......................       803,400
    8,750    RenaissanceRe Holdings Ltd. ........................     1,025,500
    9,550    W. R. Berkley Corporation ..........................       577,775
                                                                    -----------
                                                                      3,082,192
                                                                    -----------
            INTERNET SOFTWARE
              & SERVICES--1.0%
    8,000    Internet Security Systems, Inc.* ...................       156,800
   16,550    Netegrity, Inc.* ...................................       126,607
   16,700    Overture Services, Inc.* ...........................       570,973
                                                                    -----------
                                                                        854,380
                                                                    -----------
            LEISURE &
              ENTERTAINMENT--.7%
   27,700    Hollywood Entertainment Corporation* ...............       571,728
                                                                    -----------
            LEISURE EQUIPMENT
              & PRODUCTS--2.0%
   26,200    Action Performance Companies, Inc.* ................     1,232,710
   15,700    Activision, Inc.* ..................................       494,236
                                                                    -----------
                                                                      1,726,946
                                                                    -----------
            MACHINERY--2.4%
   32,000    Flowserve Corporation* .............................     1,104,000
   19,800    Pentair, Inc. ......................................       961,488
                                                                    -----------
                                                                      2,065,488
                                                                    -----------
            MEDIA--1.0%
   29,700    Radio One, Inc., Cl. A* ............................       665,280
    9,300    Radio One, Inc., Cl. D* ............................       199,020
                                                                    -----------
                                                                        864,300
                                                                    -----------
            MEDICAL DEVICES--.8%
   35,010    Wright Medical Group, Inc.* ........................       663,790
                                                                    -----------
            OIL & GAS--1.5%
   30,600    Spinnaker Exploration Company* .....................     1,311,210
                                                                    -----------
            PERSONAL PRODUCTS--.5%
   20,275    Yankee Candle Company, Inc. (The)* .................       444,834
                                                                    -----------

            PHARMACEUTICALS--1.4%
   10,925    Angiotech Pharmaceuticals, Inc.* ...................       420,176
   12,850    Kos Pharmaceuticals, Inc.* .........................       334,100
   25,800    Ligand Pharmaceuticals Incorporated Cl. B* .........       401,706
                                                                    -----------
                                                                      1,155,982
                                                                    -----------
            RETAIL--1.4%
   28,400    Michaels Stores, Inc.* .............................     1,148,780
                                                                    -----------
            SEMICONDUCTORS--7.9%
   56,650    Cirrus Logic, Inc.* ................................       688,298
   41,900    Integrated Circuit Systems, Inc.* ..................       833,810
   19,350    International Rectifier Corporation* ...............       892,422
    3,160    Microsemi Corporation* .............................        41,870
   48,050    Microtune, Inc.* ...................................       535,757
   24,650    MKS Instruments, Inc.* .............................       835,389
   26,550    Photronics, Inc.* ..................................       874,823
   34,550    Power Integrations, Inc.* ..........................       730,732
   12,800    Semtech Corp. ......................................       409,344
   22,800    Zoran Corporation* .................................       825,588
                                                                    -----------
                                                                      6,668,033
                                                                    -----------

THE ALGER INSTITUTIONAL FUND
ALGER SMALL CAP INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
April 30, 2002

 SHARES     COMMON STOCKS (CONTINUED)                                   VALUE
 ------                                                                 -----
            SOFTWARE--4.9%
   69,050    Borland Software Corporation* .......................  $   752,645
   26,950    Fair, Isaac and Company, Incorporated ...............    1,502,193
   20,000    NetIQ Corporation* ..................................      448,600
   13,850    Synopsys, Inc.* .....................................      624,774
   23,700    THQ Inc.* ...........................................      830,922
                                                                    -----------
                                                                      4,159,134
                                                                    -----------
            SPECIALTY RETAIL--5.1%
   19,300    AnnTaylor Stores Corporation* .......................      838,971
   21,600    Barnes & Noble, Inc.* ...............................      652,752
   20,925    Chico's FAS, Inc.* ..................................      754,974
   13,100    Christopher & Banks Corporation* ....................      486,927
   27,900    Circuit City Stores, Inc. -
             CarMax Group*+ ......................................      823,050
   11,900    Copart, Inc.* .......................................      183,141
   19,400    Electronics Boutique Holdings Corp.* ................      551,736
                                                                    -----------
                                                                      4,291,551
                                                                    -----------
            TEXTILES & APPAREL--1.2%
   18,100    Coach, Inc.* ........................................    1,013,600
                                                                    -----------
            TRANSPORTATION--.4%
   19,000    Swift Transportation Co. Inc.* ......................      369,550
                                                                    -----------
            Total Common Stocks
             (Cost $74,092,956) ..................................   80,529,892
                                                                    -----------

PRINCIPAL   SHORT-TERM
  AMOUNT      INVESTMENTS--5.7%                                        VALUE
---------                                                              -----
            U.S. GOVERNMENT & AGENCY
              OBLIGATIONS
$4,825,000  Federal Home Loan Banks,
              1.79%, 5/1/02 (Cost $4,825,000) ...................   $ 4,825,000
                                                                    -----------

Total Investments (Cost $78,917,956)(a) .................  100.8%    85,354,892
Liabilities in Excess of Other Assets ...................   (0.8)      (717,396)
                                                           -----    -----------
Net Assets ..............................................  100.0%   $84,637,496
                                                           =====    ===========


*   Non-income producing security.

+   Securities partially or fully on loan.

(a) At April 30, 2002, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $78,917,956, amounted to $6,436,936 which consisted of aggregate gross unrealized appreciation of $11,988,870 and aggregate gross unrealized depreciation of $5,551,934.

                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUND
ALGER SMALL CAP INSTITUTIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

                                         SIX MONTHS
                                            ENDED                              YEAR ENDED OCTOBER 31,
                                          APRIL 30,      --------------------------------------------------------------------
                                          2002 (i)         2001           2000           1999           1998           1997
                                          --------       --------       --------       --------       --------       --------
Net asset value,
beginning of period ....................  $  13.35       $  23.78       $  22.82       $  16.37       $  18.00       $  17.87
                                          --------       --------       --------       --------       --------       --------
Net investment income (loss) ...........     (0.07)(ii)     (0.08)(ii)     (0.06)(ii)     (0.12)(ii)     (0.08)         (0.10)
Net realized and unrealized
gain (loss) on investments .............      1.14         (10.35)          2.50           8.65           0.02           3.13
                                          --------       --------       --------       --------       --------       --------
Total from investment
operations .............................      1.07         (10.43)          2.44           8.53          (0.06)          3.03
Distributions from net
realized gains .........................        --             --          (1.48)         (2.08)         (1.57)         (2.90)
                                          --------       --------       --------       --------       --------       --------
Net asset value,
end of period ..........................  $  14.42       $  13.35       $  23.78       $  22.82       $  16.37       $  18.00
                                          ========       ========       ========       ========       ========       ========
Total Return ...........................       8.0%         (43.9%)         10.1%          52.7%          (1.8%)         19.0%
                                          ========       ========       ========       ========       ========       ========
Ratios and Supplemental Data:
Net assets, end of period
(000's omitted) ........................  $ 84,637       $ 86,790       $187,973       $ 63,711       $ 29,938       $ 31,499
                                          ========       ========       ========       ========       ========       ========
Ratio of expenses to
average net assets .....................      1.21%          1.19%          1.17%          1.02%          1.03%          1.06%
                                          ========       ========       ========       ========       ========       ========
Ratio of net investment
income (loss) to
average net assets .....................     (1.00%)        (0.46%)        (0.23%)        (0.57%)        (0.55%)        (0.62%)
                                          ========       ========       ========       ========       ========       ========
Portfolio Turnover Rate ................     80.04%        191.89%        242.45%        193.32%        169.97%        134.25%
                                          ========       ========       ========       ========       ========       ========

(i)  Unaudited.  Ratios  have  been  annualized;   total  return  has  not  been
     annualized.

(ii) Amount was computed based on average shares outstanding during the period.


                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUND
ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2002


 SHARES     COMMON STOCKS--98.3%                                       VALUE
 -------                                                               -----
            ADVERTISING--1.0%
 64,100     Lamar Advertising Company, Cl. A* .................... $   2,751,813
                                                                   -------------
            AEROSPACE--2.1%
 44,425     L-3 Communications Holdings, Inc.* ...................     5,676,627
                                                                   -------------
            BANKS--2.4%
 40,480     Associated Banc-Corp .................................     1,516,381
 59,600     Compass Bancshares, Inc. .............................     2,131,892
 27,275     GreenPoint Financial Corp. ...........................     1,348,749
 49,600     National Commerce Financial Corporation ..............     1,388,304
                                                                   -------------
                                                                       6,385,326
                                                                   -------------
            BIOTECHNOLOGY--3.9%
 54,000     Cephalon, Inc.* ......................................     3,166,560
 97,150     Gilead Sciences Inc. * ...............................     3,023,308
 65,605     IDEC Pharmaceuticals Corporation* ....................     3,604,995
 39,625     Protein Design Labs, Inc.* ...........................       711,665
                                                                   -------------
                                                                      10,506,528
                                                                    ------------
            BROADCASTING--3.1%
 75,900     Entercom Communications Corp. ........................     3,965,775
108,075     Univision Communications Inc., Cl. A* ................     4,318,676
                                                                   -------------
                                                                       8,284,451
                                                                    ------------
            BUILDING & CONSTRUCTION--2.3%
 39,150     Lennar Corporation ...................................     2,174,391
143,690     Masco Corporation ....................................     4,037,689
                                                                   -------------
                                                                       6,212,080
                                                                    ------------
            COMMERCIAL SERVICES & SUPPLIES--6.5%
 84,010     Avery Dennison Corporation ...........................     5,380,841
 97,695     BISYS Group, Inc. (The)* .............................     3,341,169
131,850     eBay Inc.* ...........................................     7,001,235
 38,000     Sabre Holdings Corporation Cl. A* ....................     1,767,000
                                                                   -------------
                                                                     17,490,245
                                                                    ------------
            COMMUNICATION EQUIPMENT--2.1%
108,775     Brocade Communications Systems, Inc.* ................     2,783,552
113,900     UTStarcom, Inc.* .....................................     2,790,550
                                                                   -------------
                                                                       5,574,102
                                                                    ------------
            COMPUTERS & PERIPHERALS--1.0%
115,700     Apple Computer, Inc.* ................................     2,808,039
                                                                   -------------

 SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
 -------                                                               -----
            CONTAINERS & PACKAGING--.8%
 37,800     Bemis Company, Inc. .................................. $   2,012,094
                                                                   -------------
            DIVERSIFIED FINANCIALS--3.6%
 52,875     Capital One Financial Corporation ....................     3,166,684
 91,375     Franklin Resources, Inc. .............................     3,828,612
 97,775     LaBranche & Co. Inc.* ................................     2,679,035
                                                                   -------------
                                                                       9,674,331
                                                                    ------------
            ELECTRONICS--4.0%
 68,750     KLA-Tencor Corporation* ..............................     4,054,188
214,675     National Semiconductor Corporation* ..................     6,766,556
                                                                   -------------
                                                                      10,820,744
                                                                    ------------
            ENERGY EQUIPMENT & SERVICES--4.6%
 80,000     BJ Services Company ..................................     2,939,200
 50,000     Cooper Cameron Corporation* ..........................     2,742,000
 69,125     Dynegy Inc. Cl. A ....................................     1,244,250
 47,800     Noble Drilling Corporation* ..........................     2,072,130
 46,900     Smith International, Inc.* ...........................     3,285,345
                                                                   -------------
                                                                      12,282,925
                                                                    ------------
            FINANCIAL SERVICES--1.4%
 22,900     Mercantile Bankshares Corporation ....................       942,563
 69,500     North Fork Bancorporation, Inc. ......................     2,684,090
                                                                   -------------
                                                                       3,626,653
                                                                    ------------
            HEALTHCARE EQUIPMENT & SUPPLIES--7.0%
191,800     Alcon, Inc.* .........................................     6,645,870
 80,910     St. Jude Medical, Inc.* ..............................     6,732,521
158,245     Zimmer Holdings, Inc.* ...............................     5,492,684
                                                                   -------------
                                                                      18,871,075
                                                                    ------------

            HEALTHCARE PROVIDERS & SERVICES--9.1%
 68,325     AmerisourceBergen Corporation ........................     5,295,188
 77,850     Anthem, Inc.* ........................................     5,309,370
 51,050     DaVita, Inc.* ........................................     1,323,216
 69,975     Express Scripts, Inc.* ...............................     4,423,120
 55,675     Quest Diagnostics Incorporated* ......................     5,118,202
 73,200     Triad Hospitals, Inc.* ...............................     3,074,400
                                                                   -------------
                                                                      24,543,496
                                                                    ------------
            HOTELS, RESTAURANTS & LEISURE--6.4%
106,000     Brinker International, Inc.* .........................     3,650,640
 55,200     Harrah's Entertainment, Inc. .........................     2,713,632
180,575     Hilton Hotels Corporation ............................     2,954,206
143,100     MGM MIRAGE* ..........................................     5,745,465
 89,125     Royal Caribbean Cruises Ltd. .........................     2,102,459
                                                                   -------------
                                                                      17,166,402
                                                                    ------------

THE ALGER INSTITUTIONAL FUND
ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2002


 SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
 -------                                                               -----
            INSURANCE--5.6%
 53,850     Chubb Corporation (The) .............................. $   4,130,295
 50,425     Radian Group Inc. ....................................     2,617,058
 47,500     W. R. Berkley Corporation ............................     2,873,750
 57,375     XL Capital Ltd. Cl. A ................................     5,413,331
                                                                   -------------
                                                                      15,034,434
                                                                    ------------
            LEISURE & ENTERTAINMENT--.8%
 34,750     International Game Technology* .......................     2,187,513
                                                                   -------------
            LEISURE EQUIPMENT & PRODUCTS--.5%
 45,600     Activision, Inc.* ....................................     1,435,488
                                                                   -------------
            MACHINERY--1.5%
 37,500     Danaher Corporation ..................................     2,684,250
  9,650     SPX Corporation* .....................................     1,299,373
                                                                   -------------
                                                                       3,983,623
                                                                    ------------
            OIL & GAS--1.6%
 38,325     Apache Corporation ...................................     2,235,497
 49,300     Spinnaker Exploration Company* .......................     2,112,505
                                                                   -------------
                                                                       4,348,002
                                                                    ------------
            PHARMACEUTICALS--1.0%
 41,620     Allergan, Inc. .......................................     2,743,174
                                                                   -------------
            RETAIL--2.5%
 32,205     Expedia, Inc. Cl. A * ................................     2,603,322
 35,300     Michaels Stores, Inc.* ...............................     1,427,885
 60,525     TJX Companies, Inc. (The) ............................     2,637,680
                                                                   -------------
                                                                       6,668,887
                                                                    ------------
            SEMICONDUCTORS--9.1%
122,450     Altera Corporation* ..................................     2,517,572
 96,100     Amkor Technology, Inc.* ..............................     1,931,610
106,950     Conexant Systems, Inc.* ..............................     1,090,890
191,850     Fairchild Semiconductor Corporation* .................     5,168,439
155,800     Microchip Technology Incorporated* ...................     6,933,100
143,000     Novellus Systems, Inc.* ..............................     6,778,200
                                                                   -------------
                                                                      24,419,811
                                                                    ------------

 SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
 -------                                                               -----

            SOFTWARE--6.1%
331,975     BMC Software, Inc. * ................................. $   4,800,359
 69,400     Intuit Inc.* .........................................     2,719,092
136,700     PeopleSoft, Inc.* ....................................     3,167,339
262,750     Rational Software Corporation* .......................     3,828,268
 44,250     Synopsys, Inc.* ......................................     1,996,117
                                                                   -------------
                                                                      16,511,175
                                                                    ------------
            SPECIALTY RETAIL--6.8%
 89,330     Abercrombie & Fitch Co., Cl. A* ......................     2,679,900
 44,550     AutoZone, Inc.* ......................................     3,385,800
 77,100     Bed Bath & Beyond Inc.* ..............................     2,865,807
 57,570     Blockbuster Inc. Cl. A ...............................     1,646,502
309,900     Office Depot, Inc.* ..................................     5,931,486
 43,650     Tiffany & Co. ........................................     1,735,088
                                                                   -------------
                                                                      18,244,583
                                                                    ------------
            TEXTILES & APPAREL--1.0%
 69,400     Jones Apparel Group, Inc.* ...........................     2,703,130
                                                                   -------------
            TRANSPORTATION--.5%
 71,250     Swift Transportation Co., Inc.* ......................     1,385,813
                                                                   -------------
            Total Common Stocks
              (Cost $250,938,154) ................................   264,352,564
                                                                    ------------

 PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS--.7%
 ---------
            U.S. Government & Agency Obligations
$1,850,000  Federal Home Loan Banks,
              1.79%, 5/1/02
              (Cost $1,850,000) .................................      1,850,000
                                                                    ------------

Total Investments
  (Cost $252,788,154)(a) ...............................     99.0%   266,202,564
Other Assets In Excess of Liabilities ..................      1.0      2,820,364
                                                                    ------------
Net Assets .............................................    100.0%  $269,022,928
                                                            =====   ============


*    Non-income producing security.
(a) At April 30, 2002, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $252,788,154, amounted to $13,414,410 which consisted of aggregate gross unrealized appreciation of $21,458,480 and aggregate gross unrealized depreciation of $8,044,070.


                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUND
ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

                              SIX MONTHS
                                 ENDED                            YEAR ENDED OCTOBER 31,
                               APRIL 30,      -------------------------------------------------------------
                                2002 (i)        2001          2000         1999         1998         1997
                                --------      --------      --------      -------      -------      -------
Net asset value,
   beginning of period ......   $  13.34      $  17.53      $  11.80      $  8.83      $ 11.36      $ 14.48
                                --------      --------      --------      -------      -------      -------
Net investment income (loss)       (0.06)(ii)    (0.08)(ii)    (0.04)(ii)   (0.05)(ii)   (0.06)(ii)   (0.15)
Net realized and unrealized
   gain (loss) on investments       0.77         (3.44)         6.07         3.78         1.78         3.46
                                --------      --------      --------      -------      -------      -------
     Total from investment
       operations ...........       0.71         (3.52)         6.03         3.73         1.72         3.31
Distributions from net
   realized gains ...........         --         (0.67)        (0.30)       (0.76)       (4.25)       (6.43)
                                --------      --------      --------      -------      -------      -------
Net asset value,
   end of period ............   $  14.05      $  13.34      $  17.53      $ 11.80      $  8.83      $ 11.36
                                ========      ========      ========      =======      =======      =======
Total Return ................        5.3%        (20.6%)        51.3%        42.4%        11.5%        28.6%
                                ========      ========      ========      =======      =======      =======
Ratios and Supplemental Data:
  Net assets, end of period
     (000's omitted) ........   $269,023      $217,153      $177,566      $28,233      $ 6,667      $ 6,435
                                ========      ========      ========      =======      =======      =======
  Ratio of expenses to
     average net assets .....       1.12%         1.13%         1.12%        1.23%        1.22%        1.31%
                                ========      ========      ========      =======      =======      =======
   Ratio of net investment
     income (loss) to
     average net assets .....      (0.85%)       (0.51%)       (0.24%)      (0.49%)      (0.52%)      (0.79%)
                                ========      ========      ========      =======      =======      =======
  Portfolio Turnover Rate ...     132.58%       130.93%       113.14%      165.68%      184.23%      183.31%
                                ========      ========      ========      =======      =======      =======

(i) Unaudited. Ratios have been annualized; total return has not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.


                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUND
ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2002


 SHARES     COMMON STOCKS--96.7%                                       VALUE
 -------                                                               -----

            AEROSPACE--1.4%
 13,900     Alliant Techsystems Inc.* ............................ $   1,497,030
  8,100     L-3 Communications Holdings, Inc.*+ ..................     1,035,018
                                                                   -------------
                                                                       2,532,048
                                                                    ------------
            BANKS--2.6%
 21,000     Commerce Bancorp, Inc. ...............................     1,037,190
 27,100     Fifth Third Bancorp ..................................     1,858,789
 48,500     Mellon Financial Corporation .........................     1,831,360
                                                                   -------------
                                                                       4,727,339
                                                                    ------------
            BIOTECHNOLOGY--8.4%
 29,000     Cephalon, Inc.*+ .....................................     1,700,560
105,200     Gilead Sciences Inc. * ...............................     3,273,824
101,750     IDEC Pharmaceuticals Corporation*+ ...................     5,591,163
132,000     Immunex Corporation* .................................     3,582,480
 50,650     Millennium Pharmaceuticals, Inc.* ....................     1,010,974
                                                                   -------------
                                                                      15,159,001
                                                                    ------------
            BUILDING & CONSTRUCTION--1.5%
 61,200     D.R. Horton, Inc.+ ...................................     1,578,960
 41,500     Masco Corporation ....................................     1,166,150
                                                                   -------------
                                                                       2,745,110
                                                                    ------------
            BUSINESS SERVICES--1.3%
 96,700     Siebel Systems, Inc.* ................................     2,339,173
                                                                   -------------
            COMMERCIAL SERVICES & SUPPLIES--9.0%
 27,150     Apollo Group, Inc., Cl. A* ...........................     1,040,931
 13,200     Avery Dennison Corporation ...........................       845,460
 54,800     BISYS Group, Inc. (The)* .............................     1,874,160
 24,300     Career Education Corporation* ........................     1,092,285
 66,900     Concord EFS, Inc.* ...................................     2,180,271
 71,850     eBay Inc.* ...........................................     3,815,235
 53,200     First Data Corporation ...............................     4,228,868
 23,000     Sabre Holdings Corporation Cl. A* ....................     1,069,500
                                                                   -------------
                                                                      16,146,710
                                                                    ------------
            COMMUNICATION EQUIPMENT--3.7%
114,300     Brocade Communications Systems, Inc.* ................     2,924,936
 50,000     Emulex Corporation*+ .................................     1,449,500
 92,800     UTStarcom, Inc.* .....................................     2,273,600
                                                                   -------------
                                                                       6,648,036
                                                                    ------------
            COMPUTERS & PERIPHERALS--.9%
 54,000     Agilent Technologies, Inc. * .........................     1,622,700
                                                                   -------------

 SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
 -------                                                               -----

            CONSUMER PRODUCTS--1.6%
 13,575     NIKE, Inc., Cl. B .................................... $     723,955
 24,400     Procter & Gamble Company (The) .......................     2,202,344
                                                                   -------------
                                                                       2,926,299
                                                                    ------------
            DIVERSIFIED FINANCIALS--3.4%
 51,600     Capital One Financial Corporation ....................     3,090,324
 21,500     Citigroup Inc. .......................................       930,950
 21,200     USA Education Inc. ...................................     2,032,020
                                                                   -------------
                                                                       6,053,294
                                                                    ------------
            ENERGY EQUIPMENT & SERVICES--3.3%
 48,100     BJ Services Company ..................................     1,767,194
 44,030     Cooper Cameron Corporation* ..........................     2,414,605
 38,900     Nabors Industries, Inc.* .............................     1,771,895
                                                                   -------------
                                                                       5,953,694
                                                                    ------------
            FOOD & BEVERAGES--.5%
 26,200     Dean Foods Company*+ .................................       969,924
                                                                   -------------
            HEALTHCARE EQUIPMENT & SUPPLIES--4.5%
 35,200     Alcon, Inc.* .........................................     1,219,680
 44,600     Baxter International Inc. ............................     2,537,740
 47,600     Guidant Corporation* .................................     1,789,760
 30,120     St. Jude Medical, Inc.* ..............................     2,506,285
                                                                   -------------
                                                                       8,053,465
                                                                    ------------

            HEALTHCARE PROVIDERS & SERVICES--5.8%
 50,300     AmerisourceBergen Corporation ........................     3,898,250
 35,400     Anthem, Inc.* ........................................     2,414,280
 17,200     Express Scripts, Inc.* ...............................     1,087,212
 33,500     Quest Diagnostics Incorporated* ......................     3,079,655
                                                                   -------------
                                                                      10,479,397
                                                                    ------------
            HOTELS, RESTAURANTS & LEISURE--3.3%
 60,800     Brinker International, Inc.* .........................     2,093,952
 46,950     MGM MIRAGE*+ .........................................     1,885,043
 53,900     Starwood Hotels & Resorts Worldwide, Inc. ............     2,037,420
                                                                   -------------
                                                                       6,016,415
                                                                    ------------
            HOUSEHOLD DURABLES--.3%
 12,900     Stanley Works (The) ..................................       599,592
                                                                   -------------
            INFORMATION TECHNOLOGY CONSULTING & SERVICES--1.5%
 51,000     Affiliated Computer Services, Inc. Cl. A* ............     2,757,570
                                                                   -------------
            INSURANCE--1.9%
 36,290     Radian Group Inc. ....................................     1,883,451
 15,700     XL Capital Ltd. Cl. A ................................     1,481,295
                                                                   -------------
                                                                       3,364,746
                                                                    ------------

THE ALGER INSTITUTIONAL FUND
ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2002


 SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
 -------                                                              -----
           LEISURE EQUIPMENT & PRODUCTS--.6%
 34,700    Activision, Inc.* .................................... $   1,092,356
                                                                  -------------
           MACHINERY--.6%
 15,000    Danaher Corporation ..................................     1,073,700
                                                                  -------------
           MEDIA--4.2%
 46,000    Clear Channel Communications, Inc. ...................     2,159,700
 56,500    TMP Worldwide Inc.* ..................................     1,704,605
 30,900    Tribune Company ......................................     1,364,853
 50,700    Viacom Inc., Cl. B* ..................................     2,387,970
                                                                  -------------
                                                                      7,617,128
                                                                   ------------
           MULTILINE RETAIL--2.5%
 80,600    Wal-Mart Stores, Inc. ................................     4,502,316
                                                                  -------------
           PHARMACEUTICALS--6.3%
 37,400    Abbott Laboratories ..................................     2,017,730
 23,700    Forest Laboratories, Inc. * ..........................     1,828,218
 62,400    Johnson & Johnson ....................................     3,984,864
 50,000    Pfizer Inc. ..........................................     1,817,500
 30,800    Wyeth ................................................     1,755,600
                                                                  -------------
                                                                     11,403,912
                                                                   ------------
           RETAIL--3.9%
 37,610    Expedia, Inc. Cl. A*+ ................................     3,040,242
 52,100    Michaels Stores, Inc.* ...............................     2,107,445
 51,600    Walgreen Co. .........................................     1,948,932
                                                                  -------------
                                                                      7,096,619
                                                                   ------------
           SEMICONDUCTORS--9.7%
144,600    Applied Materials, Inc.* .............................     3,516,672
 79,800    Intel Corporation ....................................     2,283,078
 71,800    Intersil Corporation, Cl. A*+ ........................     1,927,830
 38,600    Marvell Technology Group Ltd.*+ ......................     1,389,600
 87,100    Maxim Integrated Products, Inc.* .....................     4,337,580
 89,200    Micron Technology, Inc.* .............................     2,114,040
 56,900    Teradyne, Inc.* ......................................     1,874,855
                                                                  -------------
                                                                     17,443,655
                                                                   ------------

 SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
 -------                                                              -----
           SOFTWARE--4.7%
 24,800    Adobe Systems Incorporated ........................... $     991,008
 87,850    Microsoft Corporation* ...............................     4,591,041
 32,400    THQ Inc.*+ ...........................................     1,135,944
 62,200    VERITAS Software Corporation* ........................     1,762,748
                                                                  -------------
                                                                      8,480,741
                                                                   ------------
           SPECIALTY RETAIL--8.4%
 85,700    Abercrombie & Fitch Co., Cl. A* ......................     2,571,000
 13,700    AutoZone, Inc.* ......................................     1,041,200
 51,200    Barnes & Noble, Inc.* ................................     1,547,264
 37,500    Bed Bath & Beyond Inc.* ..............................     1,393,875
 44,250    Chico's FAS, Inc.*+ ..................................     1,596,540
 31,500    Home Depot, Inc. .....................................     1,460,655
 65,500    Lowe's Companies, Inc. ...............................     2,769,995
101,600    Office Depot, Inc.* ..................................     1,944,624
 36,300    Pier 1 Imports, Inc. .................................       869,385
                                                                  -------------
                                                                     15,194,538
                                                                   ------------
           TOYS--.9%
 75,400    Mattel, Inc. .........................................     1,556,256
                                                                  -------------
           Total Common Stocks
             (Cost $170,364,781) ...............................    174,555,734
                                                                   ------------

 PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS--14.6%
 ---------

            U.S. GOVERNMENT & AGENCY OBLIGATIONS--3.9%
$ 7,100,000 Federal Home Loan Banks,
              1.79% 5/1/02
              (Cost $7,100,000) ..................................     7,100,000

  SHARES      OTHER SHORT-TERM INVESTMENTS--10.7%
 -------
 19,218,075 Securities Lending Quality Trust
              (Cost $19,218,075)(b) ............................     19,218,075
                                                                   ------------
            Total Short-Term Investments
              (Cost $26,318,075) ...............................     26,318,075
                                                                   ------------
Total Investments
  (Cost $196,682,856)(a) ..............................    111.3%   200,873,809
Liabilities in Excess of Other Assets .................    (11.3)   (20,320,974)
                                                           -----   ------------
Net Assets ............................................    100.0%  $180,552,835
                                                           =====   ============


*    Non-income producing security.
+    Securities partially or fully on loan.
(a) At April 30, 2002, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $196,682,856, amounted to $4,190,953 which consisted of aggregate gross unrealized appreciation of $13,846,556 and aggregate gross unrealized depreciation of $9,655,603.
(b)  Represents investment of cash collateral received for securities on loan.


                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUND
ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

                              SIX MONTHS
                                 ENDED                            YEAR ENDED OCTOBER 31,
                               APRIL 30,      -------------------------------------------------------------
                                2002 (i)        2001          2000         1999         1998         1997
                                --------      --------      --------      -------      -------      -------
Net asset value,
   beginning of period .......   $  11.66     $  18.12     $  16.19     $  8.98     $  9.70     $  9.88
                                 --------     --------     --------     -------     -------     -------
Net investment
   income (loss) .............      (0.04)(ii)   (0.03)(ii)   (0.09)(ii)  (0.09)(ii)  (0.08)(ii)  (0.10)(ii)
Net realized and unrealized
   gain (loss) on investments       (0.05)       (6.37)        2.24        7.63        2.96        2.51
                                 --------     --------     --------     -------     -------     -------
  Total from investment
    operations ...............      (0.09)       (6.40)        2.15        7.54        2.88        2.41
Distributions from
  net realized gains .........         --        (0.06)       (0.22)      (0.33)      (3.60)      (2.59)
                                 --------     --------     --------     -------     -------     -------
Net asset value,
   end of period .............   $  11.57     $  11.66     $  18.12     $ 16.19     $  8.98     $  9.70
                                 ========     ========     ========     =======     =======     =======
Total Return .................       (0.8%)      (35.4%)       13.1%       84.3%       28.1%       26.1%
                                 ========     ========     ========     =======     =======     =======
Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted) .........   $180,553     $187,187     $279,916     $96,711     $ 5,587     $ 4,520
                                 ========     ========     ========     =======     =======     =======
  Ratio of expenses to average
     net assets ..............       1.18%        1.18%        1.14%       1.29%       1.44%       1.62%
                                 ========     ========     ========     =======     =======     =======
  Ratio of net investment
     income (loss) to
     average net assets ......      (0.68%)      (0.21%)      (0.43%)     (0.59%)     (0.79%)     (1.02%)
                                 ========     ========     ========     =======     =======     =======
  Portfolio Turnover Rate ....      98.10%      104.17%      144.16%     155.40%     177.09%     159.56%
                                 ========     ========     ========     =======     =======     =======

(i) Unaudited. Ratios have been annualized; total return has not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.


                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUND
ALGER BALANCED INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2002



 SHARES     COMMON STOCKS--69.2%                                       VALUE
 -------                                                               -----
            AEROSPACE--1.6%
     20     General Dynamics Corporation ......................... $       1,942
                                                                   -------------
            AUTOMOTIVE--.8%
     15     General Motors Corporation ...........................           962
                                                                   -------------
            BANKS--1.1%
     20     Fifth Third Bancorp ..................................         1,372
                                                                   -------------
            BEVERAGES--1.8%
     40     Anheuser-Busch Companies, Inc. .......................         2,120
                                                                   -------------
            BIOTECHNOLOGY--.8%
     35     Immunex Corporation* .................................           950
                                                                   -------------
            BUSINESS SERVICES--1.4%
     70     Siebel Systems, Inc.* ................................         1,693
                                                                   -------------
            COMMERCIAL SERVICES & SUPPLIES--6.5%
     70     Cendant Corporation* .................................         1,259
     50     Concord EFS, Inc.* ...................................         1,630
     55     eBay Inc.* ...........................................         2,921
     25     First Data Corporation ...............................         1,987
                                                                   -------------
                                                                           7,797
                                                                    ------------
            COMPUTERS & PERIPHERALS--4.1%
    100     Dell Computer Corporation* ...........................         2,634
    280     Sun Microsystems, Inc.* ..............................         2,290
                                                                   -------------
                                                                           4,924
                                                                    ------------
            CONSUMER PRODUCTS--2.2%
     30     Procter & Gamble Company (The) .......................         2,708
                                                                   -------------
            DEFENSE--1.3%
     25     Lockheed Martin Corporation ..........................         1,573
                                                                   -------------
            DIVERSIFIED FINANCIALS--3.4%
     20     Capital One Financial Corporation ....................         1,197
     30     Citigroup Inc. .......................................         1,299
     45     J.P. Morgan Chase & Co. ..............................         1,579
                                                                   -------------
                                                                           4,075
                                                                    ------------
            ELECTRIC UTILITIES--1.6%
     50     Duke Energy Corporation ..............................         1,917
                                                                   -------------
            ENERGY EQUIPMENT & SERVICES--1.1%
     30     Nabors Industries, Inc.* .............................         1,367
                                                                   -------------
            HEALTHCARE EQUIPMENT & SUPPLIES--4.0%
     45     Baxter International Inc. ............................         2,560
     50     Medtronic, Inc. ......................................        92,235
                                                                   -------------
                                                                           4,795
                                                                    ------------
            HEALTHCARE PROVIDERS & SERVICES--3.6%
     30     Tenet Healthcare Corporation* ........................         2,201
     25     UnitedHealth Group Incorporated ......................         2,195
                                                                   -------------
                                                                           4,396
                                                                    ------------

 SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
 -------                                                               -----
            HOTELS, RESTAURANTS & LEISURE--1.4%
     50     Carnival Corporation, Cl. A .......................... $       1,666
                                                                   -------------
            Insurance--3.7%
     25     Chubb Corporation (The) ..............................         1,918
     27     XL Capital Ltd., Cl. A ...............................         2,547
                                                                   -------------
                                                                           4,465
                                                                    ------------
            MEDIA--3.1%
     75     AOL Time Warner Inc.* ................................         1,427
     50     Viacom Inc., Cl. B* ..................................         2,355
                                                                   -------------
                                                                           3,782
                                                                    ------------
            MULTILINE RETAIL--2.5%
     30     Target Corporation ...................................         1,309
     30     Wal-Mart Stores, Inc. ................................         1,676
                                                                   -------------
                                                                           2,985
                                                                    ------------

            OIL & GAS--3.7%
     35     Anadarko Petroleum Corporation .......................         1,884
     30     ChevronTexaco Corporation ............................         2,601
                                                                   -------------
                                                                           4,485
                                                                    ------------
            PHARMACEUTICALS--4.9%
     30     Abbott Laboratories ..................................         1,619
     25     Johnson & Johnson ....................................         1,597
     40     Pfizer Inc. ..........................................         1,454
     30     Pharmacia Corporation ................................         1,236
                                                                   -------------
                                                                           5,906
                                                                    ------------
            SEMICONDUCTORS--8.7%
    120     Applied Materials, Inc.* .............................         2,918
    100     Intel Corporation ....................................         2,861
     35     Maxim Integrated Products, Inc. * ....................         1,743
     50     Micron Technology, Inc.* .............................         1,185
    100     Taiwan Semiconductor Manufacturing Company Ltd.* .....         1,770
                                                                   -------------
                                                                          10,477
                                                                    ------------
            SOFTWARE--2.8%
     40     Microsoft Corporation* ...............................         2,091
     45     VERITAS Software Corporation* ........................         1,275
                                                                   -------------
                                                                           3,366
                                                                    ------------
            SPECIALTY RETAIL--3.1%
     35     Home Depot, Inc. .....................................         1,622
     50     Lowe's Companies, Inc. ...............................         2,115
                                                                   -------------
                                                                           3,737
                                                                    ------------
            Total Common Stocks
              (Cost $85,091) .....................................        83,460
                                                                    ------------

THE ALGER INSTITUTIONALFUND
ALGER BALANCED INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2002


 PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS--29.0%                              VALUE
 ---------                                                             -----
            U.S. GOVERNMENT & AGENCY OBLIGATIONS
            U.S. Treasury Bills,
$10,000       1.60%, 5/9/02 .................................... $         9,996
 25,000       1.71%, 7/25/02 ...................................          24,899
                                                                   -------------
            Total U.S. Government & Agency
              Obligations (Cost $34,895) .........................        34,895
                                                                    ------------
Total Investments
  (Cost $119,986)(a) ...................................     98.2%       118,355
Other Assets in Excess of Liabilities ..................      1.8          2,216
                                                            -----       --------
Net Assets .............................................    100.0%      $120,571
                                                            =====       ========


*    Non-income producing security.
(a) At April 30, 2002, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $119,986, amounted to $1,631 which consisted of aggregate gross unrealized appreciation of $1,902 and aggregate gross unrealized depreciation of $3,533.


                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUND
ALGER BALANCED INSTITUTIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

                                                                   SIX MONTHS              FROM DECEMBER 4, 2000
                                                                      ENDED             (COMMENCEMENT OF OPERATIONS)
                                                             APRIL 30, 2002 (i)(ii)       TO OCTOBER 31, 2001 (ii)
                                                             ----------------------     ----------------------------
Net asset value, beginning of period ..................            $  8.20                       $10.00
                                                                   -------                       ------
Net investment income (loss) ..........................              (0.17)(iii)                  (0.11)(iii)
Net realized and unrealized loss on investments .......              (0.31)                       (1.69)
                                                                   -------                       ------
  Total from investment operations ....................              (0.48)                       (1.80)
                                                                   -------                       ------
Net asset value, end of period ........................            $  7.72                       $ 8.20
                                                                   =======                       ======
Total Return ..........................................               (5.9%)                      (18.0%)
                                                                   =======                       ======
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted) ...........            $   121                       $  108
                                                                   =======                       ======
  Ratio of expenses to average net assets .............               5.12%                        3.13%
                                                                   =======                       ======
   Ratio of net investment income to average net assets              (4.03%)                      (1.44%)
                                                                   =======                       ======
  Portfolio Turnover Rate .............................             218.34%                       15.99%
                                                                   =======                       ======

(i)  Unaudited.
(ii) Ratios have been annualized; total return has not been annualized.
(iii) Amount was computed based on average shares outstanding during the period.


                       See Notes to Financial Statements.

THE ALGER INSTITUTIONALFUND
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2002


 SHARES      COMMON STOCKS--97.1%                                      VALUE
 -------                                                               -----
            AEROSPACE--1.0%
      5     L-3 Communications Holdings, Inc.* ................... $         639
                                                                   -------------
            BANKS--2.2%
     10     Fifth Third Bancorp ..................................           686
     20     Mellon Financial Corporation .........................           755
                                                                   -------------
                                                                           1,441
                                                                    ------------
            BIOTECHNOLOGY--10.1%
     10     Cephalon, Inc.* ......................................           586
     40     Gilead Sciences Inc. * ...............................         1,245
     35     IDEC Pharmaceuticals Corporation* ....................         1,923
     45     Immunex Corporation* .................................         1,221
     50     Millennium Pharmaceuticals, Inc.* ....................           998
     30     Protein Design Labs, Inc.* ...........................           539
                                                                   -------------
                                                                           6,512
                                                                    ------------
            BUILDING & CONSTRUCTION--1.5%
     22     D.R. Horton, Inc. ....................................           568
     15     Masco Corporation ....................................           422
                                                                   -------------
                                                                             990
                                                                    ------------
            BUSINESS SERVICES--1.1%
     30     Siebel Systems, Inc.* ................................           726
                                                                   -------------
            COMMERCIAL SERVICES & SUPPLIES--8.5%
      8     Apollo Group, Inc., Cl. A* ...........................           288
      5     Avery Dennison Corporation ...........................           320
     20     BISYS Group, Inc. (The)* .............................           684
     25     Concord EFS, Inc.* ...................................           815
     25     eBay Inc.* ...........................................         1,327
     20     First Data Corporation ...............................         1,590
     10     Sabre Holdings Corporation, Cl. A* ...................           465
                                                                   -------------
                                                                           5,489
                                                                    ------------
            COMMUNICATION EQUIPMENT--3.6%
     40     Brocade Communications Systems, Inc.* ................         1,024
     20     Emulex Corporation* ..................................           580
     30     UTStarcom, Inc.* .....................................           735
                                                                   -------------
                                                                           2,339
                                                                    ------------
            COMPUTERS & PERIPHERALS--.9%
     20     Agilent Technologies, Inc. * .........................           601
                                                                   -------------
            CONSUMER PRODUCTS--2.2%
     10     NIKE, Inc., Cl. B ....................................           533
     10     Procter & Gamble Company (The) .......................           903
                                                                   -------------
                                                                           1,436

 SHARES      COMMON STOCKS (CONTINUED)                                 VALUE
 -------                                                               -----
            DIVERSIFIED FINANCIALS--3.1%
     15     Capital One Financial Corporation .................... $         898
     10     Citigroup Inc. .......................................           433
      7     USA Education Inc. ...................................           671
                                                                   -------------
                                                                           2,002
                                                                    ------------
            ENERGY EQUIPMENT & SERVICES--3.2%
     15     BJ Services Company ..................................           551
     15     Cooper Cameron Corporation* ..........................           823
     15     Nabors Industries, Inc.* .............................           683
                                                                   -------------
                                                                           2,057
                                                                    ------------
            FOOD & BEVERAGES--.6%
     10     Dean Foods Company* ..................................           370
                                                                   -------------
            HEALTHCARE EQUIPMENT & SUPPLIES--3.9%
     15     Alcon, Inc.* .........................................           520
     10     Baxter International Inc. ............................           569
     15     Guidant Corporation* .................................           564
     10     St. Jude Medical, Inc.* ..............................           832
                                                                   -------------
                                                                           2,485
                                                                    ------------
            HEALTHCARE PROVIDERS & SERVICES--5.3%
     15     AmerisourceBergen Corporation ........................         1,163
     15     Anthem, Inc.* ........................................         1,023
      5     Express Scripts, Inc.* ...............................           316
     10     Quest Diagnostics Incorporated* ......................           919
                                                                   -------------
                                                                           3,421
                                                                    ------------

            HOTELS, RESTAURANTS & LEISURE--2.2%
     20     Brinker International, Inc.* .........................           689
     20     Starwood Hotels & Resorts Worldwide, Inc. ............           756
                                                                   -------------
                                                                           1,445
                                                                    ------------
            INFORMATION TECHNOLOGY CONSULTING & SERVICES--1.7%
     20     Affiliated Computer Services, Inc., Cl. A* ...........         1,081
                                                                   -------------
            INSURANCE--1.9%
     15     Radian Group Inc. ....................................           779
      5     XL Capital Ltd., Cl. A ...............................           471
                                                                   -------------
                                                                           1,250
                                                                    ------------
            LEISURE EQUIPMENT & PRODUCTS--.7%
     15     Activision, Inc.* ....................................           472
                                                                   -------------
            MACHINERY--.6%
      5     Danaher Corporation ..................................           358
                                                                   -------------

THE ALGER INSTITUTIONAL FUND
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2002

 SHARES      COMMON STOCKS (CONTINUED)                                 VALUE
 -------                                                               -----
            MEDIA--6.4%
     15     Clear Channel Communications, Inc. ................... $         704
     20     TMP Worldwide Inc.* ..................................           603
     10     Tribune Company ......................................           442
     50     Viacom Inc. Cl. B* ...................................         2,355
                                                                   -------------
                                                                           4,104
                                                                    ------------
            MULTILINE RETAIL--2.6%
     30     Wal-Mart Stores, Inc. ................................         1,676
                                                                   -------------
            PHARMACEUTICALS--6.5%
     10     Abbott Laboratories ..................................           540
     10     Forest Laboratories, Inc.* ...........................           771
     25     Johnson & Johnson ....................................         1,597
     20     Pfizer Inc. ..........................................           727
     10     Wyeth ................................................           570
                                                                   -------------
                                                                           4,205
                                                                    ------------
            RETAIL--3.1%
     15     Expedia, Inc. Cl. A* .................................         1,213
     20     Walgreen Co. .........................................           755
                                                                   -------------
                                                                           1,968
                                                                    ------------
            SEMICONDUCTORS--9.5%
     50     Applied Materials, Inc.* .............................         1,216
     30     Intel Corporation ....................................           858
     25     Intersil Corporation Cl. A* ..........................           671
     15     Marvell Technology Group Ltd.* .......................           540
     30     Maxim Integrated Products, Inc.* .....................         1,494
     30     Micron Technology, Inc.* .............................           711
     20     Teradyne, Inc.* ......................................           659
                                                                   -------------
                                                                           6,149
                                                                    ------------
 SHARES      COMMON STOCKS (CONTINUED)                                 VALUE
 -------                                                               -----
            SOFTWARE--4.8%
     10     Adobe Systems Incorporated ........................... $         400
     30     Microsoft Corporation* ...............................         1,567
     15     THQ Inc.* ............................................           526
     20     VERITAS Software Corporation* ........................           567
                                                                   -------------
                                                                           3,060
                                                                    ------------
            SPECIALTY RETAIL--8.9%
     40     Abercrombie & Fitch Co., Cl. A * .....................         1,200
      5     AutoZone, Inc.* ......................................           380
     15     Barnes & Noble, Inc.* ................................           453
     10     Bed Bath & Beyond Inc. * .............................           372
     15     Chico's FAS, Inc.* ...................................           541
     15     Home Depot, Inc. .....................................           696
     25     Lowe's Companies, Inc. ...............................         1,057
     35     Office Depot, Inc.* ..................................           670
     15     Pier 1 Imports, Inc. .................................           359
                                                                   -------------
                                                                           5,728
                                                                    ------------
            TOYS--1.0%
     30     Mattel, Inc. .........................................           619
                                                                   -------------
            Total Common Stocks
              (Cost $61,216) .....................................        62,623
                                                                    ------------
Total Investments
  (Cost $61,216)(a) ....................................     97.1%        62,623
Other Assets In Excess of Liabilities ..................      2.9          1,895
                                                            -----     ----------
Net Assets .............................................    100.0%      $ 64,518
                                                            =====     ==========

*    Non-income producing security.
(a) At April 30, 2002, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $61,216, amounted to $1,407 which consisted of aggregate gross unrealized appreciation of $4,463 and aggregate gross unrealized depreciation of $3,056.


                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUND
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

                                                                   SIX MONTHS              FROM DECEMBER 4, 2000
                                                                      ENDED             (COMMENCEMENT OF OPERATIONS)
                                                             APRIL 30, 2002 (i)(ii)       TO OCTOBER 31, 2001 (ii)
                                                             ----------------------     ----------------------------
Net asset value, beginning of period .........................     $  6.37                       $ 10.00
                                                                   -------                       -------
Net investment income (loss) .................................       (0.30)(iii)                   (0.30)(iii)
Net realized and unrealized loss on investments ..............        0.10                         (3.33)
                                                                   -------                       -------
  Total from investment operations ...........................       (0.20)                        (3.63)
                                                                   -------                       -------
Net asset value, end of period ...............................     $  6.17                       $  6.37
                                                                   =======                       =======
Total Return .................................................        (3.1%)                       (36.3%)
                                                                   =======                       =======
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted) ..................     $    65                       $    77
                                                                   =======                       =======
  Ratio of expenses to average net assets ....................        9.60%                         5.31%
                                                                   =======                       =======
   Ratio of net investment income (loss) to average net assets       (9.30%)                       (4.75%)
                                                                   =======                       =======
  Portfolio Turnover Rate ....................................      117.93%                       114.33%
                                                                   =======                       =======

(i)  Unaudited.
(ii) Ratios have been annualized; total return has not been annualized.
(iii)Amount was computed based on average shares outstanding during the period.


                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUND
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2002

                                                                                                                        SOCIALLY
                                        LARGECAP                         MIDCAP          CAPITAL                      RESPONSIBLE
                                         GROWTH         SMALL CAP        GROWTH        APPRECIATION     BALANCED        GROWTH
                                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                      ------------    ------------    ------------    -------------    -----------    -----------
ASSETS:
Investments in securities, at value
   (identified cost*)--see
   accompanying schedules
   of investments .................   $104,287,999    $ 85,354,892    $266,202,564    $ 200,873,809    $   118,355    $    62,623
Cash ..............................         44,418          25,376         277,072           48,617          1,889          1,942
Receivable for investment
   securities sold ................        241,847       1,393,962      16,676,631        3,968,139         11,388          1,788
Receivable for shares of
   beneficial interest sold .......        206,973          35,177         488,269          104,039             --             --
Dividends receivable ..............         32,816           3,785          29,285           33,346             42             12
Prepaid expenses ..................         14,718           7,192          29,237           17,478             52             25
                                      ------------    ------------    ------------    -------------    -----------    -----------
  Total Assets ....................    104,828,771      86,820,384     283,703,058      205,045,428        131,726         66,390
                                      ------------    ------------    ------------    -------------    -----------    -----------
LIABILITIES:
Payable for securities loaned .....      1,159,000              --              --       19,218,075             --             --
Payable for investment securities
   purchased ......................             --       1,690,655      13,845,313        4,431,341          9,996          1,127
Payable for shares of beneficial
   interest redeemed ..............         66,809         249,205         159,427          327,841             --             --
Accrued investment management
   fees ...........................         64,720          59,969         177,488          130,674            102             41
Accrued transfer agent fees .......          2,589           2,117           6,656            4,612             --             --
Accrued expenses ..................        199,082         180,942         491,246          380,050          1,057            704
                                      ------------    ------------    ------------    -------------    -----------    -----------
  Total Liabilities ...............      1,492,200       2,182,888      14,680,130       24,492,593         11,155          1,872
                                      ------------    ------------    ------------    -------------    -----------    -----------
NET ASSETS ........................   $103,336,571    $ 84,637,496    $269,022,928    $ 180,552,835    $   120,571    $    64,518
                                      ============    ============    ============    =============    ===========    ===========
Net Assets Consist of:
  Paid-in capital .................   $130,153,998    $168,870,297    $294,231,924    $ 286,690,235    $   149,978    $   105,003
  Undistributed net investment
     loss .........................       (343,574)     (1,044,265)     (2,114,366)      (1,118,826)        (4,069)        (6,914)
  Undistributed net realized gain
     (accumulated loss) ...........    (25,323,144)    (89,625,472)    (36,509,040)    (109,209,527)       (23,707)       (34,978)
  Net unrealized appreciation
     (depreciation) ...............     (1,150,709)      6,436,936      13,414,410        4,190,953         (1,631)         1,407
                                      ------------    ------------    ------------    -------------    -----------    -----------
NET ASSETS ........................   $103,336,571    $ 84,637,496    $269,022,928    $ 180,552,835    $   120,571    $    64,518
                                      ============    ============    ============    =============    ===========    ===========

Shares of beneficial interest
   outstanding--Note 6 ............      9,002,407       5,867,890      19,154,355       15,601,730         15,623         10,457
                                      ============    ============    ============    =============    ===========    ===========

NET ASSET VALUE PER SHARE .........   $      11.48    $      14.42    $      14.05    $       11.57    $      7.72    $      6.17
                                      ============    ============    ============    =============    ===========    ===========
*Identified cost ..................   $105,438,708    $ 78,917,956    $252,788,154    $ 196,682,856    $   119,986    $    61,216
                                      ============    ============    ============    =============    ===========    ===========


                       See Notes to Financial Statements.

THE ALGER  INSTITUTIONAL  FUND
STATEMENTS OF OPERATIONS  (Unaudited)
For the six months ended April 30, 2002

                                                                                                                    SOCIALLY
                                     LARGECAP                         MIDCAP         CAPITAL                       RESPONSIBLE
                                     GROWTH          SMALL CAP        GROWTH       APPRECIATION      BALANCED        GROWTH
                                    PORTFOLIO*       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                   ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME
Income:
  Dividends ....................   $    382,306    $     37,049    $    190,584    $    325,904    $        402    $        105
  Interest .....................         60,232          53,058         155,758         161,160             336              --
                                   ------------    ------------    ------------    ------------    ------------    ------------
    Total income ...............        442,538          90,107         346,342         487,064             738             105
                                   ------------    ------------    ------------    ------------    ------------    ------------
Expenses:
  Management fees--Note 3(a) ...        390,683         363,954       1,003,230         822,027             504             262
  Shareholder servicing fees ...        116,073          99,545         292,468         228,991               6              14
  Custodian fees ...............         11,925          14,925          21,636          17,361           2,104           2,203
  Transfer agent fees--Note 3(c)         15,628          12,845          37,621          29,013              20              11
  Shareholder reports ..........          4,603           3,770          13,411          10,190               4               4
  Professional fees ............          3,295           3,336           9,027           6,743               6              56
  Trustees' fees ...............          2,910           2,393           6,995           5,426               4               2
  Interest on line of credit
     utilized--Note 5 ..........             --           2,946              --             112              --              --
  Miscellaneous ................         21,240          16,040          23,483          21,291             796             799
                                   ------------    ------------    ------------    ------------    ------------    ------------
    Total Expenses .............        566,357         519,754       1,407,871       1,141,154           3,444           3,351
                                   ------------    ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS) ...       (123,819)       (429,647)     (1,061,529)       (654,090)         (2,706)         (3,246)
                                   ------------    ------------    ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
     on investments ............     (4,290,568)         59,794      (6,090,224)    (15,942,231)        (13,253)         (6,880)
  Net change in unrealized
     appreciation (depreciation)
     on investments ............      2,774,844       7,315,825      17,260,316      15,365,930           7,359           8,490
                                   ------------    ------------    ------------    ------------    ------------    ------------
  Net realized and unrealized
     gain (loss) on investments      (1,515,724)      7,375,619      11,170,092        (576,301)         (5,894)          1,610
                                   ------------    ------------    ------------    ------------    ------------    ------------
  NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS ...........   $ (1,639,543)   $  6,945,972    $ 10,108,563    $ (1,230,391)   $     (8,600)   $     (1,636)
                                   ============    ============    ============    ============    ============    ============

----------
* Prior to March 1, 2002 the Alger LargeCap Growth Institutional Portfolio was the Alger Growth Retirement Portfolio.


                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
For the six months ended April 30, 2002

                                                                                                                         SOCIALLY
                                            LARGECAP                         MIDCAP          CAPITAL                    RESPONSIBLE
                                             GROWTH         SMALL CAP        GROWTH        APPRECIATION     BALANCED      GROWTH
                                          PORTFOLIO (i)     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO
                                          -------------   -------------   -------------   -------------   -----------   -----------
Net investment loss ...................   $    (123,819)  $    (429,647)  $  (1,061,529)  $    (654,090)  $    (2,706)  $    (3,246)
Net realized gain (loss) on investments      (4,290,568)         59,794      (6,090,224)    (15,942,231)      (13,253)       (6,880)
Net change in unrealized appreciation
   (depreciation) on investments ......       2,774,844       7,315,825      17,260,316      15,365,930         7,359         8,490
                                          -------------   -------------   -------------   -------------   -----------   -----------
Net increase (decrease) in net assets
   resulting from operations ..........      (1,639,543)      6,945,972      10,108,563      (1,230,391)       (8,600)       (1,636)
Net increase (decrease) from shares
   of beneficial interest
   transactions--Note 6 ...............       7,668,270      (9,098,464)     41,761,080      (5,403,306)       21,630       (11,326)
                                          -------------   -------------   -------------   -------------   -----------   -----------
    Total increase (decrease) .........       6,028,727      (2,152,492)     51,869,643      (6,633,697)       13,030       (12,962)
Net Assets:
  Beginning of period .................      97,307,844      86,789,988     217,153,285     187,186,532       107,541        77,480
                                          -------------   -------------   -------------   -------------   -----------   -----------
  End of period .......................   $ 103,336,571   $  84,637,496   $ 269,022,928   $ 180,552,835   $   120,571   $    64,518
                                          =============   =============   =============   =============   ===========   ===========
Undistributed net investment income
   (accumulated loss) .................   $    (343,574)  $  (1,044,265)  $  (2,114,366)  $  (1,118,826)  $    (4,069)  $    (6,914)
                                          =============   =============   =============   =============   ===========   ===========

------------------------------------------------------------------------------------------------------------------------------------

THE ALGER INSTITUTIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended October 31, 2001

                                                                                                                         SOCIALLY
                                          LARGECAP                           MIDCAP         CAPITAL                     RESPONSIBLE
                                           GROWTH          SMALL CAP         GROWTH       APPRECIATION     BALANCED        GROWTH
                                        PORTFOLIO (i)      PORTFOLIO        PORTFOLIO       PORTFOLIO     PORTFOLIO*     PORTFOLIO*
                                        -------------    -------------    -------------   -------------   -----------   -----------
Net investment income (loss) ........   $    (219,755)   $    (614,618)   $  (1,052,837)  $    (464,736)  $    (1,363)  $    (3,668)
Net realized loss on investments ....     (20,131,933)     (67,689,650)     (28,741,471)    (90,096,212)      (10,454)      (28,098)
Net change in unrealized appreciation
   (depreciation) on investments ....     (15,406,514)     (18,274,933)     (19,233,130)    (13,403,674)       (8,990)       (7,083)
                                        -------------    -------------    -------------   -------------   -----------   -----------
Net decrease in net assets resulting
   from operations ..................     (35,758,202)     (86,579,201)     (49,027,438)   (103,964,622)      (20,807)      (38,849)
Distributions to Shareholders:
   Net realized gains ...............      (7,294,748)              --       (7,473,107)       (917,891)           --            --
Net increase (decrease) from shares
   of beneficial interest
   transactions--Note 6 .............      13,787,768      (14,603,945)      96,088,234      12,152,713       128,348       116,329
                                        -------------    -------------    -------------   -------------   -----------   -----------
    Total increase (decrease) .......     (29,265,182)    (101,183,146)      39,587,689     (92,729,800)      107,541        77,480
Net Assets:
  Beginning of period ...............     126,573,026      187,973,134      177,565,596     279,916,332            --            --
                                        -------------    -------------    -------------   -------------   -----------   -----------
  End of period .....................   $  97,307,844    $  86,789,988    $ 217,153,285   $ 187,186,532   $   107,541   $    77,480
                                        =============    =============    =============   =============   ===========   ===========
Undistributed net investment income
   (accumulated loss) ...............   $    (219,755)   $    (614,618)   $  (1,052,837)  $    (464,736)  $    (1,363)  $    (3,668)
                                        =============    =============    =============   =============   ===========   ===========

*    Commenced operations December 4, 2000.
(i) Prior to March 1, 2002, the Alger LargeCap Growth Institutional Portfolio was the Alger Growth Retirement Portfolio.


                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--General:

      The Alger Institutional Fund (the "Fund") (which was The Alger Retirement Fund prior to March 1, 2002), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company and currently issues six classes of shares of beneficial interest --LargeCap Growth Portfolio, Small Cap Portfolio, MidCap Growth Portfolio, Capital Appreciation Portfolio, Balanced Portfolio and Socially Responsible Growth Portfolio (the "Portfolios"). Prior to March 1, 2002 the LargeCap Growth Portfolio was the Growth Portfolio. The LargeCap Growth Portfolio, Small Cap Portfolio, MidCap Growth Portfolio, Capital Appreciation Portfolio and Socially Responsible Growth Portfolio normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities.

NOTE 2--Significant Accounting Policies:

      (a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

      Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

      Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

     (b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

     Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

     (c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

      (d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day. At April 30, 2002, the value of securities loaned and collateral received thereon were as follows:

                                       VALUE OF
                                      SECURITIES       VALUE OF
                                        LOANED        COLLATERAL
                                       ---------       ---------
LargeCap Growth Portfolio ........... $ 1,042,521   $ 1,159,000
Small Cap Portfolio .................   1,777,984     1,975,276
MidCap Growth Portfolio .............          --            --
Capital Appreciation
  Portfolio .........................  19,360,123    19,218,075
Balanced Portfolio ..................          --            --
Socially Responsible
  Growth Portfolio ..................          --            --

THE ALGER INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

     (e) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date. With respect to all Portfolios, dividends from net investment income and distributions from net realized gains, offset by any loss carry forward, are declared and paid annually after the end of the fiscal year in which earned.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At October 31, 2001, the LargeCap Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio reclassified $528,429, $1,278,439, $537,662 and $1,725,526, respectively, from undistributed net investment loss to either accumulated undistributed net realized gain or paid-in capital. The reclassifications had no impact on the net asset values of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

     (f) FEDERAL INCOME TAXES: It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Portfolio maintains such compliance, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At October 31, 2001, the net capital loss carryforwards of the LargeCap Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Balanced Portfolio and the Socially Responsible Growth Portfolio which may be used to offset future net realized gains were approximately $19,131,000, $67,130,000, $27,932,000, $92,608,000, $10,000 and $28,000, respectively, and expire in 2009.

     (g) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

     (h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--Investment Management Fees and Other Transactions with Affiliates:

     (a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

   LargeCap Growth Portfolio ..................  .75%
   Small Cap Portfolio ........................  .85
   MidCap Growth Portfolio ....................  .80
   Capital Appreciation Portfolio .............  .85
   Balanced Portfolio .........................  .75
   Socially Responsible Growth Portfolio ......  .75

     (b) BROKERAGE COMMISSIONS: During the six months ended April 30, 2002, the LargeCap Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Balanced Portfolio and the Socially Responsible Growth Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc."), the Fund's distributor, commissions of $201,718, $118,095, $631,912, $316,635, $382 and $147, respectively, in connection with securities transactions.

     (c) TRANSFER AGENT FEES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the period ended April 30, 2002, the LargeCap Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Balanced Portfolio and the Socially Responsible Growth Portfolio incurred fees of $15,628, $12,845, $37,621, $29,013, $20 and $11, respectively, for services provided by Alger Services.

     (d) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger

THE ALGER INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Management, Alger Inc. and Alger Services. At April 30, 2002, Alger Management and its affiliates owned 364,746 shares, 171,901 shares, 472,303 shares, 529,622 shares, 13,384 shares and 493 shares of the LargeCap Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio, the Balanced Portfolio and the Socially Responsible Growth Portfolio, respectively.

NOTE 4--Securities Transactions:

      The following summarizes the securities transactions by the Fund, other than short-term securities, for the six months ended April 30, 2002:

                                        PURCHASES          SALES
                                       ----------          -----
LargeCap Growth Portfolio ..........  $106,328,897    $ 90,916,413
Small Cap Portfolio ................    65,341,117      74,164,999
MidCap Growth Portfolio ............   375,945,004     315,715,188
Capital Appreciation Portfolio .....   182,268,438     174,889,713
Balanced Portfolio .................       211,137         194,833
Socially Responsible
  Growth Portfolio .................        78,951          81,348

NOTE 5--Lines of Credit:

      The Fund has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand. With the exception of the Capital Appreciation Portfolio, the Fund borrows under such lines of credit exclusively for temporary or emergency purposes.

      The Capital Appreciation Portfolio may borrow up to 1/3 of the value of its assets, as defined, to purchase additional securities. To the extent the Capital Appreciation Portfolio borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. For the six months ended April 30, 2002, the Fund had borrowings which averaged $9,945 at a weighted average interest rate of 2.25%.

NOTE 6--Share Capital:

      The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into six classes of shares.

      During the six months ended April 30, 2002 transactions of shares of beneficial interest were as follows:

                                           SHARES           AMOUNT
                                           -------          -------
LargeCap Growth Portfolio
   Shares sold ........................   1,421,304      $ 17,268,633
   Shares redeemed ....................    (787,871)       (9,600,363)
                                         ----------      ------------
   Net increase .......................     633,433      $  7,668,270
                                         ==========      ============
Small Cap Portfolio
   Shares sold ........................   1,203,526      $ 17,300,265
   Shares redeemed ....................  (1,835,430)      (26,398,729)
                                         ----------      ------------
   Net decrease .......................    (631,904)     $ (9,098,464)
                                         ==========      ============
MidCap Growth Portfolio
   Shares sold ........................   5,379,491      $ 77,139,938
   Shares redeemed ....................  (2,504,540)      (35,378,858)
                                         ----------      ------------
   Net increase .......................   2,874,951      $ 41,761,080
                                         ==========      ============
Capital Appreciation Portfolio
   Shares sold ........................   1,819,588      $ 22,425,596
   Shares redeemed ....................  (2,266,917)      (27,828,902)
                                         ----------      ------------
   Net decrease .......................    (447,329)     $ (5,403,306)
                                         ==========      ============
Balanced Portfolio
   Shares sold ........................      10,193      $     83,769
   Shares redeemed ....................      (7,690)          (62,139)
                                         ----------      ------------
   Net increase .......................       2,503      $     21,630
                                         ==========      ============
Socially Responsible Growth Portfolio
   Shares sold ........................          47      $       314
   Shares redeemed ....................      (1,761)         (11,640)
                                         ----------      ------------
   Net decrease .......................      (1,714)     $   (11,326)
                                         ==========      ============

THE ALGER INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

      During the year ended October 31, 2001, transactions of shares of beneficial interest were as follows:

                                           SHARES           AMOUNT
                                           -------          -------
LargeCap Growth Portfolio
   Shares sold ........................   2,299,556      $ 31,247,935
   Dividends reinvested ...............     504,478         7,294,748
   Shares redeemed ....................  (1,815,714)      (24,754,915)
                                          ---------      ------------
   Net increase .......................     988,320      $ 13,787,768
                                          =========      ============
Small Cap Portfolio
   Shares sold ........................   2,610,457      $ 46,867,441
   Shares redeemed ....................  (4,015,401)      (61,471,386)
                                          ---------      ------------
   Net decrease .......................  (1,404,944)     $(14,603,945)
                                          =========      ============
MidCap Growth Portfolio
   Shares sold ........................  10,240,412      $153,819,820
   Dividends reinvested ...............     488,120         7,404,783
   Shares redeemed ....................  (4,576,890)      (65,136,369)
                                          ---------      ------------
   Net increase .......................   6,151,642      $ 96,088,234
                                          =========      ============
Capital Appreciation Portfolio
   Shares sold ........................   6,198,423      $ 88,695,631
   Dividends reinvested ...............      58,826           917,092
   Shares redeemed ....................  (5,653,191)      (77,460,010)
                                          ---------      ------------
   Net increase .......................     604,058      $ 12,152,713
                                          =========      ============
Balanced Portfolio*
   Shares sold ........................      13,440      $    131,090
   Shares redeemed ....................        (320)           (2,742)
                                          ---------      ------------
   Net increase .......................      13,120      $    128,348
                                          =========      ============
Socially Responsible Growth Portfolio*
   Shares sold ........................      12,177      $    116,382
   Shares redeemed ....................          (6)              (53)
                                          ---------      ------------
   Net increase .......................      12,171      $    116,329
                                          =========      ============

NOTE 7--Distributions to Shareholders:

     During the six months ended April 30, 2002 there were no distributions paid and for the year ended October 31, 2001 distributions paid from long-term capital gains for the LargeCap Growth Portfolio, MidCap Growth Portfolio and the Capital Appreciation Portfolio were $7,294,748, $7,473,107 and $917,891, respectively.


* Initially offered December 4, 2000.

THE ALGER INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

     As of April 30, 2002 the components of distributable earnings on a tax basis were as follows:

LargeCap Growth Portfolio
   Undistributed ordinary income .........            --
   Undistributed long-term gain ..........            --
   Capital loss carryforward .............  $(23,422,000)
   Unrealized appreciation
     (depreciation) ......................    (1,150,709)

Small Cap Growth Portfolio
   Undistributed ordinary income .........            --
   Undistributed long-term gain ..........            --
   Capital loss carryforward .............  $(67,190,000)
   Unrealized appreciation
     (depreciation) ......................     6,436,936

MidCap Growth Portfolio
   Undistributed ordinary income .........            --
   Undistributed long-term gain ..........            --
   Capital loss carryforward .............  $(34,022,000)
   Unrealized appreciation
     (depreciation) ......................    13,414,410

Capital Appreciation Portfolio
   Undistributed ordinary income .........            --
   Undistributed long-term gain ..........            --
   Capital loss carryforward ............. $(108,550,000)
   Unrealized appreciation
     (depreciation) ......................     4,190,953

Balanced Portfolio
   Undistributed ordinary income .........            --
   Undistributed long-term gain ..........            --
   Capital loss carryforward .............      $(23,000)
   Unrealized appreciation
     (depreciation) ......................        (1,631)

Socially Responsible Growth Portfolio
   Undistributed ordinary income .........            --
   Undistributed long-term gain ..........            --
   Capital loss carryforward .............      $(35,000)
   Unrealized appreciation
     (depreciation) ......................         1,407

     The difference between book basis and tax-basis undistributed long-term gain is attributable primarily to the tax deferral of losses on wash sales and net short-term gains taxed as ordinary income.

THE ALGER INSTITUTIONAL FUND

111 Fifth Avenue
2nd Floor
New York, NY 10003
(800) 992-3362
www.algerretirement.com

BOARD OF TRUSTEES

Fred M. Alger, Chairman
James P. Connelly, Jr., Vice Chairman
Charles F. Baird, Jr.
Roger P. Cheever
Dan C. Chung
Lester L. Colbert, Jr.
Stephen E. O'Neil
Nathan E. Saint-Amand
B. Joseph White

INVESTMENT MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
2nd Floor
New York, NY 10003

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, N.J. 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, N.J. 07302

This report is submitted for the general information of the shareholders of The Alger Institutional Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.

IREP42



                                                                       THE ALGER
                                                              INSTITUTIONAL FUND
                                            (FORMERLY THE ALGER RETIREMENT FUND)


                                   ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO
                                         ALGER SMALL CAP INSTITUTIONAL PORTFOLIO
                                     ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO
                              ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO
                                          ALGER BALANCED INSTITUTIONAL PORTFOLIO
                       ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO




                                                              SEMI-ANNUAL REPORT
                                                                  APRIL 30, 2002
                                                                     (UNAUDITED)



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